Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2013 Residential Mortgage Backed Securities, Other [Member]	Mar. 31, 2013 Residential Mortgage Backed Securities, Other [Member]	Mar. 31, 2010 UNBC [Member] CLO [Member]	Sep. 30, 2013 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Sep. 30, 2013 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Sep. 30, 2013 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Sep. 30, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Sep. 30, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member]		Sep. 30, 2013 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Sep. 30, 2013 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Asset-Backed Securities [Member]		Sep. 30, 2013 Debt Securities [Member] Other Debt Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Other Debt Securities [Member]		Sep. 30, 2013 Marketable Equity Securities [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Amortized cost	¥ 50,097,137	¥ 56,548,170				¥ 41,952,441	¥ 49,159,827	¥ 199,763	¥ 207,227	¥ 1,023,076	¥ 701,504	¥ 1,644,116	¥ 1,868,599	¥ 1,535,763		¥ 1,204,219		¥ 384,878	¥ 260,057	¥ 841,443		¥ 813,312		¥ 147,882	[1]	¥ 109,365	[2]	¥ 2,367,775	¥ 2,224,060
Securities available-for-sale, Gross unrealized gains	2,611,731	2,314,770				174,958	323,725	8,446	9,852	13,367	17,814	44,997	55,044	6,024		20,902		2,357	9,895	3,489		1,132		3,213	[1]	2,247	[2]	2,354,880	1,874,159
Securities available-for-sale, Gross unrealized losses	77,076	18,871				10,441	3,598		4	11,516	3,022	471	697	31,797		1,501		17,534	570	1,735		3,766		2,484	[1]	4,898	[2]	1,098	815
Securities available-for-sale, Fair value	52,631,792	58,844,069				42,116,958	49,479,954	208,209	217,075	1,024,927	716,296	1,688,642	1,922,946	1,509,990		1,223,620		369,701	269,382	843,197		810,678		148,611	[1]	106,714	[2]	4,721,557	4,097,404
Securities being held-to-maturity, Amortized cost	1,937,218	2,131,164				214,955	232,881			68,961	284,315	19,985	23,555	87,885		86,722				1,545,432		1,503,691
Securities being held-to-maturity, Gross unrealized gains	51,130	56,917				1,249	1,883			1,268	2,409	31	173		[3]	1,056	[4]			48,582		51,396
Securities being held-to-maturity, Gross unrealized losses	1,871	11								106		12		1,753		11					[5]		[6]
Securities being held-to-maturity, Fair value	1,986,477	2,188,070				216,204	234,764			70,123	286,724	20,004	23,728	86,132		87,767				1,594,014		1,555,087
Private placement debt conduit bonds																								146,540		106,699
Fair value of the securities reclassified from Securities available-for-sale to Securities being held-to-maturity				12,356	111,895
Unrealized gains(losses) before taxes at the date of reclassification from Securities available-for-sale to Securities being held-to-maturity remaining in Accumulated other comprehensive income (loss)	¥ 236	¥ 1,460	¥ 378	¥ 395

[1]	Other debt securities in the table above include ¥146,540 million of private placement debt conduit bonds.
[2]	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
[3]	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥378 million before taxes at September 30, 2013 and not included in the table above.
[4]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
[5]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥236 million before taxes at September 30, 2013 and not included in the table above.
[6]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.